Credit Facilities - Sustainability-Linked Revolving Credit Facility (Detail) - Revolving Term Loan [member] - USD ($) $ in Thousands		Jun. 30, 2022	Dec. 31, 2021
Disclosure Of Bank Debt Facilities
Current portion		$ 0	$ 0
Long-term portion		0	0
Gross bank debt outstanding	[1]	$ 0	$ 0

[1]	There is $5 million unamortized debt issue costs associated with the Revolving Facility which have been recorded as a long-term asset under the classification Other (see Note 26)